Average Annual Total Returns{- Fidelity® Low Volatility Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Low Volatility Factor ETF	Fidelity Low Volatility Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Low Volatility Factor ETF-Default Return Before Taxes Since Inception		Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Low Volatility Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6B Past 1 year	IXZ6B Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	30.45%	15.66%	[1]	29.93%	15.18%	[1]	18.33%	12.28%	[1]	30.86%	15.94%	[1]	31.43%	15.08%	[1]

[1]	(a)From September 12, 2016